Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify, other than as described below and in Note 2 (Restatement of Previously Issued Financial Statements), any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
At a special meeting of stockholders on October 14, 2021 (the “Special Meeting”), the stockholders of the Company voted and approved Proposal Nos. 1 through 8, including the Bakkt Business Combination. On October 15, 2021, subsequent to the fiscal quarter ended September 30, 2021, the Company consummated the previously announced merger (the “Merger”), among other transactions (the Merger and other transactions contemplated by the Merger Agreement, collectively the “Business Combination”), pursuant to that certain Agreement and Plan of Merger, dated as of January 11, 2021 (as amended, the “Merger Agreement”), by and among the Company, Pylon Merger Company LLC, a Delaware corporation and direct wholly owned subsidiary of the Company (“(”Merger Sub”), and Bakkt Opco Holdings, LLC, a Delaware limited liability corporation (f/k/a Bakkt Holdings, LLC) (“Opco”).

NOTE 11—SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2 (Restatement of Previously Issued Financial Statements), the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, with the exception of the following matters:
Merger Agreement
On January 11, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Pylon Merger Company LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of the Company (“Merger Sub”), and Bakkt Holdings, LLC, a Delaware limited liability company (“Bakkt”), a transformative digital asset marketplace launched in 2018 by Intercontinental Exchange, Inc. (“ICE”) and a group of investors and strategic partners.
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Proposed Transaction”): (i) at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge (the “Merger”) with and into Bakkt, the separate corporate existence of Merger Sub will cease and Bakkt will be the surviving limited liability company, to be renamed Bakkt Opco Holdings, LLC (“Bakkt Opco”); (ii) immediately prior to the closing of the PIPE Investment and the effective time of the Merger, the Company will be renamed “Bakkt Holdings, Inc.” (referred to hereinafter as “Bakkt Pubco”); and (iii) as a result of the Merger, the aggregate consideration to be received in respect of the Merger by all of the Bakkt interest holders will be an aggregate of 208,200,000 common units of Bakkt Opco (“Bakkt Opco Units”) and 208,200,000 shares of class V common stock of Bakkt PubCo, which will be non-economic,
voting shares of Bakkt Pubco.
Subscription Agreements (Restated)
On January 11, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors” which include certain existing equityholders of the Company and Bakkt), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 32,500,000 Bakkt Pubco Class A Shares for an aggregate purchase price equal to $325,000,000 (the “PIPE Investment”). The PIPE Investment will be consummated immediately prior to the closing of the Merger Agreement. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors. The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; and (c) December 31, 2021.
At a special meeting of stockholders on October 14, 2021 (the “Special Meeting”), the stockholders of the Company voted and approved Proposal Nos. 1 through 8, including the Bakkt Business Combination. O
n
October 15, 2021, subsequent to the fiscal quarter ended September 30, 2021, the Company consummated the previously announced merger (the “Merger”), among other transactions (the Merger and other transactions contemplated by the Merger Agreement, collectively the “Business Combination”), pursuant to that certain Agreement and Plan of Merger, dated as of January 11, 2021 (as amended, the “Merger Agreement”), by and among the Company, Pylon Merger Company LLC, a Delaware corporation and direct wholly owned subsidiary of the Company (“(”Merger Sub”), and Bakkt Opco Holdings, LLC, a Delaware limited liability corporation (f/k/a Bakkt Holdings, LLC) (“Opco”).